Other Financial Income (Loss)	12 Months Ended
Dec. 31, 2017
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Other Financial Income (Loss)

NOTE 23 — OTHER FINANCIAL INCOME (LOSS)

	December 31,
	2017	2016	2015
	(In millions of US$)
Exchange gains (losses) net	28.1	12.6	(20.5)
Other financial income (expenses)	(23.9)	(24.0)	(34.0)

Other financial income (loss)	4.2	(11.4)	(54.5)

In 2017, other financial expenses include US$4.3 million depreciation of our financial stake in Geokinetics Inc. (see note 7) and US$15.0 million of GSS loan discounting (see note 2).

In 2016, other financial expenses included a US$13.3 million expense related to a risk assessment on a loan to a subsidiary.

In 2016 and 2015, other financial expenses included respectively US$3.0 million and US$40.0 million expense related to an impairment of our shares in Geokinetics Inc (see note 7).